Contingent Liabilities and Commitments - Summary of Collateral Assets (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Korea development bank and others [member] | Property, plant and equipment and others [Member]
Disclosure of contingent liabilities [line items]
Carrying amount	₩ 217,031
Maximum bond amount	780,000
Borrowing amount	650,000
China Construction Bank Corporation and others [member]
Disclosure of contingent liabilities [line items]
Borrowing amount	4,500
China Construction Bank Corporation and others [member] | Property, plant and equipment and others [Member]
Disclosure of contingent liabilities [line items]
Carrying amount	₩ 724,965